Purchase Consideration (Detail) In Thousands, unless otherwise specified	1 Months Ended													12 Months Ended
	Dec. 31, 2013 Tianwang and Yilong CNY	Apr. 30, 2013 Tianwang and Yilong CNY	Feb. 28, 2013 Tianwang and Yilong USD ($)		Feb. 28, 2013 Tianwang and Yilong CNY		Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") USD ($)		Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") CNY		Oct. 31, 2012 Fastweb Acquisition CNY	Sep. 30, 2012 Fastweb Acquisition CNY		Dec. 31, 2013 Fastweb Acquisition CNY
Business Acquisition [Line Items]
Cash consideration	2,000	15,500	$ 2,891	[1]	17,500	[1]	$ 4,074	[2]	24,663	[2]	9,373	33,395	[3]	16,875
Share consideration			1,727	[4],[5]	10,455	[4],[5]
Contingent consideration in cash			3,300	[4],[6]	19,977	[4],[6]	4,154	[7],[8]	25,146	[7],[8]
Contingent ordinary shares issuance			4,205	[4],[6],[9]	25,457	[4],[6],[9]	7,788	[10],[7],[8]	47,148	[10],[7],[8]		82,645	[11],[12]
Total fair value of purchase price consideration			$ 12,123		73,389		$ 16,016		96,957			116,040

[1]	RMB15,500 and RMB2,000 of the above cash consideration were paid in April and December 2013, respectively.
[2]	As of December 31, 2013, the Company has paid the first cash payment of approximately RMB24,883 to the seller of iJoy. The remaining balance of contingent consideration in cash of approximately RMB25,146 is to be paid when certain post-closing conditions are met.
[3]	RMB7,502 and RMB9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.
[4]	The Company determined the fair value of the share consideration and contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.
[5]	Share consideration represents a payment of RMB10,455 equivalent ADS shares which will be paid to the selling shareholder based on the average closing price of all trading days of March 2013, which was subsequently settled in May 2013. This share consideration was classified as a liability initially measured at its estimated fair value on the acquisition date and was reclassified to additional paid in capital when the number of shares to be issued became fixed.
[6]	The contingent consideration in both cash and shares are determined based on the achievement by Tianwang and Yilong of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2013 and 2014 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether Tianwang and Yilong will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2014 has been recorded in the "Amount due to related parties" balance within the Company's statement of financial position (Note 22).
[7]	The Company determined the fair value of the contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.
[8]	The contingent considerations are determined based on the achievement by iJoy of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2013, 2014 and 2015 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether iJoy will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2014 and 2015 has been recorded in the "Amount due to related parties" balance within the Company's statement of financial position (Note 22).
[9]	As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2013 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2013, with its fair value of RMB10,082 (US$1,665) reclassified to additional paid in capital.
[10]	As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2013 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2013, with its fair value of RMB31,956 (US$5,279) reclassified to additional paid in capital.
[11]	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.
[12]	The contingent share consideration is determined based on the achievement by Fastweb of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2012 and 2013 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether Fastweb will meet the contractually stipulated targets. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2012 and 2013 were resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2012 and 2013 , with its fair value of RMB41,197 and RMB45,012 (US$7,435) reclassified to additional paid in capital.